Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Members' Equity [Member]	Accumulated Other Comprehensive Loss [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Non-Controlling Interests [Member]	Class A Common Stock [Member]	Class A Common Stock [Member] Common Stock [Member]	Class B Common Stock [Member]	Class B Common Stock [Member] Common Stock [Member]
Beginning balance at Dec. 31, 2012	$ 316,639	$ 313,242				$ 3,397
Net income	25,799	25,438				361
Other comprehensive income	92		$ 92
Contributions from members	3,402					3,402
Distributions to members	(24,017)	(23,057)				(960)
Ending balance at Dec. 31, 2013	321,915	315,623	92			6,200
Net income	37,295	36,808				487
Other comprehensive income	(728)		(728)
Distributions to members	(206,733)	(206,275)				(458)
Ending balance at Dec. 31, 2014	151,749	146,156	(636)			6,229
Net income	38,130
Other comprehensive income	(1,074)
Distributions to members prior to the recapitalization transactions	(164,693)	(164,693)
Net income prior to the recapitalization transactions	14,676	14,412				264
Other comprehensive loss prior to the recapitalization transactions	(1,054)		(1,054)
Equity-based compensation expense recorded in connection with recapitalization transactions	4,525	4,525
Effect of the recapitalization transactions		$ (400)			$ 138	252		$ 3		$ 7
Effect of the recapitalization transactions, shares							26,107,000		72,603,000
Issuance of Class A common stock in IPO, net of commissions								1		(1)
Issuance of Class A common stock in IPO, net of commissions, shares							10,491,000		(10,491,000)
Tax benefit arrangement liability and deferred taxes arising from the recapitalization transactions and IPO	(18,276)				(18,276)
Net income subsequent to the recapitalization transactions	23,454				4,106	19,348
Equity-based compensation expense subsequent to the recapitalization transactions	352			$ 352
Distributions to members of Pla-Fit Holdings subsequent to the recapitalization transactions	(11,793)					(11,793)
Other comprehensive loss subsequent to the recapitalization transactions	(20)		(20)
Ending balance (shares) at Dec. 31, 2015							36,597,985		62,112,000
Ending balance at Dec. 31, 2015	(1,080)		$ (1,710)	$ 352	$ (14,032)	$ 14,300		$ 4		$ 6
Net income	16,345
Other comprehensive income	$ (676)
Ending balance (shares) at Mar. 31, 2016							36,597,985		62,067,000